Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	10,598	$213,441
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	15,729	212,972
PGIM QMA Commodity Strategies Fund (Class R6)	14,802	128,929
PGIM QMA Emerging Markets Equity Fund (Class R6)	32,622	378,738
PGIM QMA International Developed Markets Index Fund (Class R6)	86,974	976,716
PGIM QMA Large-Cap Core Equity Fund (Class R6)	67,461	1,059,142
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	43,710	426,607
PGIM QMA US Broad Market Index Fund (Class R6)	45,615	677,833
PGIM Total Return Bond Fund (Class R6)	11,643	171,495

Total Long-Term Investments (cost $3,957,468)		4,245,873

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $29,956)	29,956	29,956

TOTAL INVESTMENTS 100.6% (cost $3,987,424)(w)		4,275,829
Liabilities in excess of other assets (0.6)%		(26,188)

Net Assets 100.0%		$4,249,641

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds